Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	58,696,960	56,568,999
Ordinary shares, shares outstanding	58,696,960	56,568,999